Other income and expenses (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Finance Income	$ 230,203,826	$ 79,527,910	$ 11,784,114
Interest rate swap income
Statement [Line Items]
Finance Income	4,911,890	7,842,191	3,122,058
Interest Earned
Statement [Line Items]
Finance Income	5,797,141	1,718,494	235,739
Net Income on Financial Assets at Fair Value Through Profit or Loss
Statement [Line Items]
Finance Income	$ 219,494,795	$ 69,967,225	$ 8,426,317